S000031374 [Member] Expense Example - S000031374 [Member]	Jul. 31, 2025 USD ($)
C000126956 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 33
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	253
Expense Example, with Redemption, 10 Years	588
C000097580 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	169
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	546
Expense Example, with Redemption, 10 Years	1,112
C000097582 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	246
Expense Example, with Redemption, 3 Years	486
Expense Example, with Redemption, 5 Years	851
Expense Example, with Redemption, 10 Years	1,674
C000097586 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	723
C000120797 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	$ 650